UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21471
Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/2007
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2007

Shares	Description (1)	Value

	Common Stocks – 101.0% (70.3% of Total Investments)

	Aerospace & Defense – 6.0%

94,000	Lockheed Martin Corporation	$9,119,880
235,000	Raytheon Company	12,328,100

	Total Aerospace & Defense	21,447,980

	Capital Markets – 2.8%

205,000	JPMorgan Chase & Co.	9,917,900

	Commercial Banks – 4.7%

155,500	Wachovia Corporation	8,560,275
240,000	Wells Fargo & Company	8,263,200

	Total Commercial Banks	16,823,475

	Commercial Services & Supplies – 3.8%

296,600	Pitney Bowes Inc.	13,462,674

	Communications Equipment – 1.9%

377,600	Motorola, Inc.	6,672,192

	Containers & Packaging – 2.0%

300,000	Packaging Corp. of America	7,320,000

	Diversified Financial Services – 4.7%

325,400	Citigroup Inc.	16,706,036

	Diversified Telecommunication Services – 11.2%

385,000	AT&T Inc.	15,180,550
343,000	KT Corporation, Sponsored ADR	7,679,770
235,000	Telecom Italia S.p.A., Sponsored ADR	5,792,750
301,500	Verizon Communications Inc.	11,432,880

	Total Diversified Telecommunication Services	40,085,950

	Electric Utilities – 4.2%

160,000	EDP – Energias de Portugal, S.A., Sponsored ADR	8,587,200
323,000	Korea Electric Power Corporation, Sponsored ADR	6,460,000

	Total Electric Utilities	15,047,200

	Household Durables – 2.7%

307,000	Newell Rubbermaid Inc.	9,544,630

	Household Products – 3.1%

160,000	Kimberly-Clark Corporation	10,958,400

	Industrial Conglomerates – 2.0%

200,000	General Electric Company	7,072,000

	Insurance – 8.1%

289,400	Aon Corporation	10,985,624
187,200	Hartford Financial Services Group, Inc.	17,892,574

	Total Insurance	28,878,198

	Machinery – 1.4%

75,000	Caterpillar Inc.	5,027,250

	Media – 5.1%

200,000	CBS Corporation, Class B	6,118,000
339,000	Clear Channel Communications, Inc.	11,878,560

	Total Media	17,996,560

	Metals & Mining – 5.5%

236,900	Alumina Limited, Sponsored ADR	5,576,626
90,000	POSCO, ADR	9,355,500
21,000	Rio Tinto PLC, Sponsored ADR	4,784,010

	Total Metals & Mining	19,716,136

	Multi-Utilities – 1.5%

180,000	United Utilities PLC, Sponsored ADR	5,346,000

	Oil, Gas & Consumable Fuels – 8.0%

80,000	Chevron Corporation	5,916,800
113,400	ConocoPhillips	7,750,890
132,500	Eni S.p.A., Sponsored ADR	8,589,975
90,000	Total SA, Sponsored ADR	6,280,200

	Total Oil, Gas & Consumable Fuels	28,537,865

	Paper & Forest Products – 3.6%

220,000	International Paper Company	8,008,000
270,200	Stora Enso Oyj, Sponsored ADR	4,666,354

	Total Paper & Forest Products	12,674,354

	Pharmaceuticals – 1.4%

198,000	Pfizer Inc.	5,001,480

	Road & Rail – 2.6%

90,000	Union Pacific Corporation	9,139,500

	Thrifts & Mortgage Finance – 7.7%

260,000	Federal National Mortgage Association	14,190,800
411,000	IndyMac Bancorp, Inc.	13,172,550

	Total Thrifts & Mortgage Finance	27,363,350

	Tobacco – 7.0%

165,900	Altria Group, Inc.	14,567,679
134,900	Loews Corp – Carolina Group	10,199,789

	Total Tobacco	24,767,468

	Total Common Stocks (cost $277,180,470)	359,506,598

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 Par (or similar) Preferred Securities – 11.2% (7.8% of Total Investments)

	Capital Markets – 0.7%

20,000	Goldman Sachs Group Inc., (6)	6.200%	A	$521,000
77,700	Lehman Brothers Holdings Inc., Series F, (6)	6.500%	A-	2,037,294

	Total Capital Markets			2,558,294

	Commercial Banks – 2.4%

41,100	Abbey National PLC, Series C	7.375%	A+	1,042,296
40,000	ABN AMRO Capital Trust Fund VII	6.080%	Aa3	1,006,400
50,000	Banco Santander, 144A	6.500%	A	1,273,440
25,000	Banco Santander	6.410%	A2	636,500
50,000	Bank of America Corporation, Series D, (6)	6.204%	Aa3	1,312,500
50,000	HSBC USA Inc., (6)	6.500%	A	1,322,500
40,000	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	1,030,400
40,000	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	1,022,400

	Total Commercial Banks			8,646,436

	Consumer Finance – 0.5%

34,100	SLM Corporation, Series A, (6)	6.970%	BBB+	1,840,548

	Diversified Financial Services – 1.8%

10,000	CIT Group Inc., Series A, (6)	6.350%	BBB+	263,000
19,500	Citigroup Inc., Series F, (6)	6.365%	Aa3	984,945
28,900	Citigroup Inc., Series H, (6)	6.231%	Aa3	1,482,570
50,000	Deutsche Bank Capital Funding Trust VIII	6.375%	A	1,303,125
66,400	ING Group N.V.	7.200%	A1	1,689,880
5,000	ING Group N.V.	7.050%	A	126,600
15,000	ING Group N.V.	6.125%	A1	377,400

	Total Diversified Financial Services			6,227,520

	Electric Utilities – 1.8%

39,400	Alabama Power Company, Series A, (6)	5.300%	BBB+	994,850
50,000	Alabama Power Company	5.625%	BBB+	1,253,125
40,000	Georgia Power Company	6.125%	Baa1	1,072,200
34,700	Interstate Power and Light Company, (6)	7.100%	Baa2	938,635
38,600	Mississippi Power Company	5.250%	A3	973,106
40,000	PPL Electric Utilities Corporation	6.250%	BBB	1,050,000

	Total Electric Utilities			6,281,916

	Insurance – 2.2%

50,300	Ace Ltd., Series C	7.800%	Baa2	1,292,207
71,900	Aegon N.V., (6)	6.375%	A-	1,856,458
22,800	Arch Capital Group Limited	8.000%	Baa3	611,724
50,000	Endurance Specialty Holdings Limited	7.750%	BBB-	1,331,500
30,000	Prudential PLC	6.750%	A	772,500
30,000	Prudential PLC, (6)	6.500%	A-	769,500
50,000	RenaissanceRe Holdings Ltd	6.600%	BBB	1,222,500

	Total Insurance			7,856,389

	U.S. Agency – 1.8%

25,000	Federal Home Loan Mortgage Corporation, (6)	6.420%	AA-	1,358,000
18,400	Federal Home Loan Mortgage Corporation, (6)	6.000%	AA-	929,200
20,000	Federal Home Loan Mortgage Corporation, (6)	5.700%	AA-	1,007,700
27,100	Federal Home Loan Mortgage Corporation, (6)	5.000%	AA-	1,249,310
20,000	Federal National Mortgage Association, (6)	5.500%	AA-	978,000
19,800	Federal National Mortgage Association, (6)	5.125%	AA-	963,270

	Total U.S. Agency			6,485,480

	Total $25 Par (or similar) Preferred Securities (cost $39,364,552)			39,896,583

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (2)	Value

	Variable Rate Senior Loan Interests – 25.3% (17.7% of Total Investments) (4)

	Aerospace & Defense – 1.4%

$1,314	Hexcel Corporation, Term Loan B	7.108%	3/01/12	BB	$1,317,509
1,592	K&F Industries, Inc., Term Loan C	7.320%	11/18/12	Ba3	1,596,392
1,602	Vought Aircraft Industries, Inc., Term Loan	7.830%	12/22/11	Ba2	1,615,393
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.822%	12/22/10	Ba2	366,591

4,872	Total Aerospace & Defense				4,895,885

	Auto Components – 0.5%

2,000	Federal Mogul Corporation, Term Loan A, (5)	7.570%	2/24/04	N/R	1,990,208

	Building Products – 1.0%

1,995	Armstrong World Industries, Term Loan	7.070%	10/02/13	BB	2,003,728
1,765	PP Acquisition Corporation, Term Loan	8.320%	11/12/11	Ba3	1,775,740

3,760	Total Building Products				3,779,468

	Chemicals – 1.6%

1,617	Georgia Gulf Corporation, Term Loan B	7.763%	10/03/13	BB	1,624,392
1,990	Lyondell Citgo Refining LP, Term Loan	7.110%	8/16/13	BB	1,997,325
1,960	Rockwood Specialties Group, Inc., Term Loan E	7.360%	7/30/12	Ba2	1,977,885

5,567	Total Chemicals				5,599,602

	Commercial Services & Supplies – 1.2%

689	Allied Waste North America, Inc., Letter of Credit	7.073%	1/15/12	BB	691,779
1,553	Allied Waste North America, Inc., Term Loan B	7.097%	1/15/12	BB	1,558,440
1,843	Aramark Corporation, Term Loan	7.475%	1/26/14	Ba3	1,850,010
132	Aramark, Letter of Credit	7.445%	1/26/14	Ba3	132,214

4,217	Total Commercial Services & Supplies				4,232,443

	Containers & Packaging – 1.0%

1,990	Berry Plastics Holding Corporation, Term Loan	7.110%	9/20/13	Ba1	2,001,608
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.475%	11/01/11	Ba2	176,387
690	Smurfit-Stone Container Corporation, Term Loan B	7.531%	11/01/11	Ba2	697,213
421	Smurfit-Stone Container Corporation, Term Loan C	7.625%	11/01/11	Ba2	425,063
132	Smurfit-Stone Container Corporation, Tranche C-1	7.625%	11/01/11	Ba2	133,392

3,408	Total Containers & Packaging				3,433,663

	Diversified Consumer Services – 0.6%

2,000	Weight Watchers International Inc., Term Loan B	6.875%	1/26/14	BB+	2,010,000

	Diversified Telecommunication Services – 1.7%

2,000	Cequel Communications LLC., Term Loan B	7.610%	11/05/13	B+	2,005,556
1,981	Madison River Capital LLC, Term Loan	7.610%	7/29/12	B+	1,986,400
1,990	MetroPCS Inc., Term Loan	7.625%	11/03/13	B1	2,000,917

5,971	Total Diversified Telecommunication Services				5,992,873

	Electrical Equipment – 0.5%

1,539	Sensus Metering Systems Inc., Term Loan B-1	7.364%	12/17/10	Ba3	1,547,788
167	Sensus Metering Systems Inc., Term Loan B-2	7.351%	12/17/10	Ba3	167,677

1,706	Total Electrical Equipment				1,715,465

	Energy Equipment & Services – 0.0%

82	Dresser-Rand Group, Inc., Term Loan	7.345%	10/29/07	Ba1	83,127

	Health Care Providers & Services – 2.3%

1,317	Davita Inc., Term Loan B	6.825%	10/05/12	Ba1	1,322,417
1,995	HCA, Inc., Term Loan	7.600%	11/17/13	BB	2,014,327
1,945	IASIS Healthcare LLC, Term Loan B	7.570%	6/22/11	Ba2	1,964,207
1,939	LifePoint Hospitals Holdings, Inc., Term Loan B	6.985%	4/15/14	BB-	1,936,149
990	Quintiles Transnational Corporation, Term Loan B	7.350%	3/31/13	BB-	992,475

8,186	Total Health Care Providers & Services				8,229,575

	Hotels, Restaurants & Leisure – 2.5%

1,980	24 Hour Fitness Worldwide, Inc., Term Loan B	7.855%	7/01/09	Ba3	1,993,613
122	CBRL Group, Inc., Delayed Draw, Term Loan B-2, (7)	0.750%	4/27/12	BB	25
780	CBRL Group, Inc., Term Loan B-1	6.860%	4/27/13	BB	782,210
1,970	Penn National Gaming, Inc., Term Loan B	7.114%	10/03/12	BB	1,985,760
994	Pinnacle Entertainment Inc., Term Loan	7.320%	12/14/11	BB-	1,002,079
906	TDS Investor Corp., Letter of Credit	7.850%	8/23/13	Ba3	915,750
89	TDS Investor Corp., Term Loan	7.850%	8/23/13	Ba3	90,160
342	Venetian Casino Resort, LLC Term Loan B	7.090%	6/15/11	Ba2	344,609
1,658	Venetian Casino Resort, LLC, Term Loan	7.090%	6/15/11	Ba2	1,671,353

8,841	Total Hotels, Restaurants & Leisure				8,785,559

	Household Products – 0.5%

1,918	Solo Cup Company, Term Loan	8.820%	2/27/11	B1	1,946,738

	Insurance – 0.3%

1,177	Conseco, Inc., Term Loan	7.320%	10/10/13	BB-	1,181,767

	IT Services – 0.6%

2,058	SunGard Data Systems Inc., Term Loan B	7.360%	2/11/13	Ba3	2,077,428

	Media – 4.5%

1,985	Cablevision Systems Corporation, Incremental Term Loan	7.110%	3/29/13	BB	1,994,305
2,000	Charter Communications Inc., Term Loan B	7.985%	4/28/13	B1	1,999,313
1,000	Charter Communications Operating, LLC, Term Loan, WI/DD	TBD	TBD	B1	999,271
1,995	Idearc Inc., Term Loan	7.350%	11/17/14	BB+	2,009,464
985	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.600%	6/30/12	B+	986,949
1,990	Neilsen Finance LLC, Term Loan B	7.610%	8/09/13	Ba3	2,009,175
1,882	Regal Cinemas Corporation, Term Loan	7.100%	10/27/13	Ba2	1,890,507
1,879	Univision Communications, Term Loan, WI/DD	TBD	TBD	Ba3	1,880,049
2,173	WMG Acquisition Corp., Term Loan	7.362%	2/28/11	Ba2	2,183,573

15,889	Total Media				15,952,606

	Metals & Mining – 0.7%

1,032	Amsted Industries Incorporated, Delayed Term Loan	7.335%	4/05/11	BB-	1,034,331
1,420	Amsted Industries Incorporated, Term Loan B	7.358%	4/05/13	BB-	1,425,079

2,452	Total Metals & Mining				2,459,410

	Multi-Utilities – 0.6%

591	NRG Energy Inc., Credit-Linked Deposit	7.350%	2/01/13	Ba1	595,884
1,430	NRG Energy Inc., Term Loan	7.350%	2/01/13	Ba1	1,441,459

2,021	Total Multi-Utilities				2,037,343

	Paper & Forest Products – 1.1%

3,965	Georgia-Pacific Corporation, Term Loan B	7.091%	12/20/10	Ba2	3,989,997

	Real Estate Management & Development – 0.4%

1,500	LNR Property Corporation, Term Loan B	8.110%	7/12/11	B+	1,512,054

	Semiconductors & Equipment – 0.5%

1,758	Advanced Micro Devices, Term Loan B	7.570%	12/31/13	BB-	1,770,444

	Specialty Retail – 0.4%

1,500	TRU 2005 RE Holding Co. 1, Term Loan	8.320%	12/09/08	B3	1,512,422

	Textiles, Apparel & Luxury Goods – 0.5%

1,852	HanesBrands Inc., Term Loan	7.107%	9/05/13	Ba2	1,866,139

	Trading Companies & Distributors – 0.9%

1,000	Ashtead Group Public Limited Company, Term Loan B	7.125%	8/31/11	BB	1,000,000
196	Brenntag Holding GmbH and Company KG, Acquisition Facility Term Loan	7.887%	1/20/14	B1	197,591
804	Brenntag Holdings, Term Loan B2	7.887%	1/20/14	B1	815,189
337	United Rentals Inc., Credit Linked Deposit	5.220%	2/13/11	Ba1	340,316
740	United Rentals Inc., Term Loan B	7.320%	2/14/11	Ba1	747,677

3,077	Total Trading Companies & Distributors				3,100,773

$89,777	Total Variable Rate Senior Loan Interests (cost $89,584,806)				90,154,989

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds – 1.7% (1.2% of Total Investments)

	Hotels, Restaurants & Leisure – 1.1%

$2,000	MGM Mirage, Inc.	6.750%	8/01/07	BB	$2,012,500
2,000	Park Place Entertainment	8.875%	9/15/08	Ba1	2,090,000

4,000	Total Hotels, Restaurants & Leisure				4,102,500

	Household Durables – 0.6%

2,000	D.R. Horton, Inc.	7.500%	12/01/07	BBB-	2,025,644

$6,000	Total Corporate Bonds (cost $6,141,433)				6,128,144

Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities – 1.0% (0.7% of Total Investments)

	Electric Utilities – 1.0%

12,600	Consolidated Edison Company of New York Inc.	5.000%	8/01/53	A3	$1,191,330
9,000	Southern California Edison Company, Series A	5.349%	4/27/35	Baa2	895,500
10,000	Southern California Edison Company, Series C	6.000%	4/30/56	Baa2	1,035,000
5,000	Southern California Edison Company	6.125%	12/31/55	Baa2	512,344

	Total Electric Utilities				3,634,174

	Total Capital Preferred Securities (cost $3,478,855)				3,634,174

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 3.4% (2.3% of Total Investments)

$11,974	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/07, repurchase price $11,978,397, collateralized by $12,370,000 U.S. Treasury Notes, 3.375%, due 12/15/08, value $12,215,375	4.900%	4/02/07	$11,973,508

	Total Short-Term Investments (cost $11,973,508)			11,973,508

	Total Investments (cost $427,723,624) – 143.6%			511,293,996

	Borrowings Payable – (9.3)% (8)			(33,000,000)

	FundNotes – (21.9%)			(78,000,000)

	Other Assets Less Liabilities – 0.2%			742,150

	FundPreferred Shares, at Liquidation Value – (12.6)%			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$356,036,146

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	At or subsequent to March 31, 2007, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Investment is eligible for the Dividends Received Deduction.

(7)	Position represents an unfunded Senior Loan commitment outstanding at March 31, 2007.

(8)	Borrowings Payable as a percentage of total investments is (6.5)%.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.
At March 31, 2007, the cost of investments was $428,118,565.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2007, were as follows:

Gross unrealized:
Appreciation	$90,914,383
Depreciation	(7,738,952)

Net unrealized appreciation (depreciation) of investments	$83,175,431

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2007

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2007

*	Print the name and title of each signing officer under his or her signature.